Condensed Interim Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Consolidated Statements of Income
Revenue	$ 94,087	$ 63,581	$ 176,332	$ 121,109
Cost of sales
Cost of sales excluding depletion	(11,074)	(7,521)	(22,836)	(14,070)
Depletion	(20,677)	(17,156)	(41,226)	(34,876)
Gross profit	62,336	38,904	112,270	72,163
General administration costs	(8,636)	(6,507)	(13,757)	(11,985)
Business development costs	(1,775)	(1,354)	(2,037)	(2,188)
Impairment reversal (charges) and expected credit losses	2,500	(141,771)	2,500	(148,034)
Operating income (loss)	54,425	(110,728)	98,976	(90,044)
Increase in fair value of investments and prepaid gold interests	6,916	2,069	12,533	3,746
Finance costs, net	(901)	(1,379)	(1,502)	(2,673)
Sustainability initiatives	(56)	(200)	(190)	(393)
Foreign currency translation gain (loss)	(64)	55	25	95
Other expenses	0	(994)	0	(1,766)
Other income (expenses)	5,895	(449)	10,866	(991)
Earnings (loss) before income taxes	60,320	(111,177)	109,842	(91,035)
Income tax expense	(4,584)	(260)	(8,585)	(2,978)
Net earnings (loss)	$ 55,736	$ (111,437)	$ 101,257	$ (94,013)
Earnings (loss) per share - Basic (in dollars per share)	$ 0.28	$ (0.55)	$ 0.5	$ (0.47)
Earnings (loss) per share - Diluted (in dollars per share)	$ 0.28	$ (0.55)	$ 0.5	$ (0.47)
Other Comprehensive Income
Changes in fair value of derivatives designed as cash flow hedges	$ 1,828	$ 0	$ 1,828	$ 0
Tax expense relating to changes in fair value of derivatives	(484)	0	(484)	0
Other comprehensive income	1,344	0	1,344	0
Total comprehensive income (loss)	$ 57,080	$ (111,437)	$ 102,601	$ (94,013)